Shareholder Report, Average Annual Return (Details)	10 Months Ended	12 Months Ended	57 Months Ended	58 Months Ended	60 Months Ended	77 Months Ended	98 Months Ended	99 Months Ended	104 Months Ended	106 Months Ended	120 Months Ended
	Jul. 31, 2026	Jul. 31, 2026	Jul. 31, 2026	Jul. 31, 2026	Jul. 31, 2026	Jul. 31, 2026	Jul. 31, 2026	Jul. 31, 2026	Jul. 31, 2026	Jul. 31, 2026	Jul. 31, 2026
C000189003 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Fund
Average Annual Return, Percent		3.07%			(0.08%)					2.03%
C000193047 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Fund
Average Annual Return, Percent		4.65%			0.98%				2.58%
C000193049 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Fund
Average Annual Return, Percent		5.91%			0.42%			2.13%
C000200624 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Fund
Average Annual Return, Percent		5.14%			3.43%		3.56%
C000217911 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Fund
Average Annual Return, Percent		2.67%			(0.37%)	0.66%
C000230284 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Fund
Average Annual Return, Percent		5.10%		2.55%
C000230731 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Fund
Average Annual Return, Percent		8.74%	7.38%
C000244148 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Fund
Average Annual Return, Percent		30.04%			10.03%						10.87%
C000263598 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Fund
Average Annual Return, Percent	0.09%
Bloomberg US Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	0.28%	2.71%		(0.42%)	(0.40%)	0.42%	1.81%			1.54%
Bloomberg Municipal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Index
Average Annual Return, Percent		5.26%			0.51%			2.32%	2.16%
Russell 1000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000 Index
Average Annual Return, Percent		18.94%	11.22%		12.12%						14.82%
Bloomberg Municipal Bond 1 15 Year Blend 1 17 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond 1-15 Year Blend (1-17) Index
Average Annual Return, Percent		3.64%			0.87%				2.14%
JP Morgan CLOIE AAA Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		JP Morgan CLOIE AAA Index
Average Annual Return, Percent		5.02%			5.07%		4.16%
Russell 1000 Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000 Growth Index
Average Annual Return, Percent		8.03%	10.56%
Russell 1000 Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000 Value Index
Average Annual Return, Percent		31.19%			11.83%						11.62%